Financial Risk Management Activities - Fair Value of Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets
Carrying amount	$ 147	$ 138	$ 130
Borrowings
Financial liabilities
Carrying amount	2,050	2,268	2,178
Fair value	2,084	2,377	2,203
Other investments
Financial assets
Carrying amount	147	138	130
Fair value	$ 147	$ 140	$ 132